Current and long-term debt - 2025 $500.0 Million Credit Facility (Details)	1 Months Ended
	Feb. 28, 2025 USD ($) vessel	Dec. 31, 2025 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel		1
Undrawn borrowing facilities		$ 783,900,000
Twenty Twenty Five $500.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 500,000,000.0
Percent of revolving loan	100.00%
Borrowings instrument, term	7 years
Undrawn commitment fee	0.74%
Number of vessels | vessel	26
Net debt to capitalization ratio	0.65
Consolidated tangible net worth	$ 1,500,000,000
Minimum ratio for fair value of vessels	140.00%
Undrawn borrowing facilities	$ 500,000,000.0
Twenty Twenty Five $500.0 Million Credit Facility | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	25,000,000.0
Twenty Twenty Five $500.0 Million Credit Facility | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Liquidity requirement, per each owned ship	500,000
Liquidity requirement, per each chartered-in ship	$ 250,000
Twenty Twenty Five $500.0 Million Credit Facility | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.85%